Note 18 - Regulatory Matters (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 27, 2018 USD ($)	Jan. 01, 2015	Dec. 31, 2014
Common Equity Tier 1 Required For Capital Adequacy To Risk Weighted Assets	4.50%	4.50%		4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	0.0600	0.0600		0.060	0.040
Capital Conservation Buffer	2.50%
Risk Weighting for Certain Assets				150.00%	100.00%
Common Equity Tier 1 Capital			$ 6,500
Payments of Dividends, Total	$ 1,018	$ 839
Retained Earnings (Accumulated Deficit), Total	30,875	24,030
Quaint Oak Bank [Member]
Payments of Dividends, Total	0	$ 1,000
Retained Earnings (Accumulated Deficit), Total	$ 14,000
Subordinated Debt [Member]
Debt Instrument, Face Amount			$ 8,000